Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 705,547
Transferred from construction in progress	(178,657)	¥ (172,749)
Ending balance	723,305	705,547
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,923,459	1,795,762
Transferred from construction in progress	178,657	172,749
Other additions	3,995	3,080
Disposals	(101)	(149)
Write-off	(51,454)	(47,330)
Exchange differences	(446)	(653)
Ending balance	2,054,110	1,923,459
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,217,912	1,120,930
Charge for the year	162,321	142,882
Written back on disposals	(69)	(88)
Write-off	(49,220)	(45,589)
Exchange differences	(139)	(223)
Ending balance	1,330,805	1,217,912
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	101,849
Ending balance	102,593	101,849
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	164,369	161,490
Reclassification		(2,092)
Transferred from construction in progress	6,751	5,339
Other additions	542	163
Disposals	(5)	(5)
Write-off	(688)	(337)
Exchange differences	(136)	(189)
Ending balance	170,833	164,369
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	62,520	58,117
Reclassification		(1,333)
Charge for the year	6,168	6,073
Written back on disposals	(3)	(2)
Write-off	(421)	(292)
Exchange differences	(24)	(43)
Ending balance	68,240	62,520
Telecommunications transceivers, switching centers, transmission and other network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	598,564
Ending balance	615,922	598,564
Telecommunications transceivers, switching centers, transmission and other network equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,741,288	1,608,355
Reclassification		12,387
Transferred from construction in progress	170,961	164,378
Other additions	2,917	1,935
Disposals	(66)	(63)
Write-off	(48,667)	(45,260)
Exchange differences	(304)	(444)
Ending balance	1,866,129	1,741,288
Telecommunications transceivers, switching centers, transmission and other network equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,142,724	1,046,055
Reclassification		6,600
Charge for the year	154,461	133,912
Written back on disposals	(52)	(27)
Write-off	(46,815)	(43,643)
Exchange differences	(111)	(173)
Ending balance	1,250,207	1,142,724
Office equipment, furniture, fixtures and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,134
Ending balance	4,790	5,134
Office equipment, furniture, fixtures and others [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17,802	25,917
Reclassification		(10,295)
Transferred from construction in progress	945	3,032
Other additions	536	982
Disposals	(30)	(81)
Write-off	(2,099)	(1,733)
Exchange differences	(6)	(20)
Ending balance	17,148	17,802
Office equipment, furniture, fixtures and others [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,668	16,758
Reclassification		(5,267)
Charge for the year	1,692	2,897
Written back on disposals	(14)	(59)
Write-off	(1,984)	(1,654)
Exchange differences	(4)	(7)
Ending balance	¥ 12,358	¥ 12,668